Other gains, net (Tables)	12 Months Ended
Dec. 31, 2017
Other (losses)/gains, net
Schedule of Other Operating Gains, Losses

	2015	2016	2017
	RMB	RMB	RMB

Foreign currency exchange gains/(losses)	30,744	4,005	(1,721)
(Losses)/Gains on disposal of property, plant and equipment and intangible assets, net	(1,779)	22,993	16,430
Government grants	22,512	26,788	28,946
Others, net	9,031	17,195	(12,079)

	60,508	70,981	31,576